                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         Anton Schutz           Rochester, NY  14618    May 10, 2006
  --------------------------   ---------------------    ------------
         [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 126
                                        -----------------------

Form 13F Information Table Value Total: $372,569 (in thousands)
                                        -----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                        MENDON CAPITAL ADVISORS CORP.
                          FORM 13F INFORMATION TABLE
                     FOR THE PERIOD ENDED MARCH 31, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
CRMH Holdings               com            G2554P103 2846     248548                 sole                   248548
Alliance Financial          com            019205103 3321     108692                 sole                   108692
Allstate Apr52.5            com            020002101 1303      25000          put    sole                    25000
American Bancorp NJ         com            02407E104 1638     150000                 sole                   150000
American Cap Strategies     com            024937104 2278      64800                 sole                    64800
American Exp Apr 52.5       com            025816109 1311      25000          put    sole                    25000
American International      com            026874107 1322      20000                 sole                    20000
Amsouth Bancorp             com            032165102  676      25000                 sole                    25000
Apollo Investment           com            03761u106 3339     187500                 sole                   187500
Ares Capital                com            04010L103 3638     211750                 sole                   211750
Astoria Financial           com            046265104 3885     125500                 sole                   125500
BB&T Fin Apr 40             com            054937107 1942      50000          put    sole                    50000
Bancorp Rhode Island        com            059690107 15525    444705                 sole                   444705
Bank of America Corp        com            060505104 2505      55000                 sole                    55000
Bank of New York            com            064057102 4325     120000                 sole                   120000
Bank United Financial       com            06652b103 3246     120050                 sole                   120050
Bear Sterans Apr 135        xom            073902108 3461      25000          put    sole                    25000
Berkshire Hills             com            084680107  978      28000                 sole                    28000
Boardwalk Bank              com            096611108  427      23700                 sole                    23700
Bridge Street Financial     com            10805u109 4239     228825                 sole                   228825
CIT group Apr 50            com            125581108 1338      25000          put    sole                    25000
Capital One Financial       com            14040h105 5234      65000                 sole                    65000
Centennial Bank Holdings    com            151345103 8761     748800                 sole                   748800
Center Bancorp Inc          com            151408101 4549     382234                 sole                   382234
Central Bancorp             com            152418109 3156     109600                 sole                   109600


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Charter Financial           com            16122m100 3753      98601                 sole                    98601
Citigroup                   com            172967101 3306      70000                 sole                    70000
Citizens South Banking Corp com            176682102 9883     779390                 sole                   779390
Coast Financial Holdings    com            190354100 2139     125000                 sole                   125000
Cobiz Inc                   com            190897108 1261      61200                 sole                    61200
Comerica Inc                com            200340107  870      15000                 sole                    15000
Commerce Bank Apr 35        com            200519106 2740      75000          put    sole                    75000
Commerce Bank Apr 32.50     com            200519106 3653     100000          put    sole                   100000
Commercial Capital Bancorp  com            20162l105  576      41000                 sole                    41000
Connecticut Bank and Trust  com            207546102 2297     229700                 sole                   229700
Countrywide Apr 35          com            222372104 1835      50000          put    sole                    50000
Countrywide May 35          com            222372104  918      25000          put    sole                    25000
Dime Community              com            253922108 5281     367500                 sole                   367500
Downey Fin Apr 60           com            261018105 1247      25000          put    sole                    25000
Downey Fin Apr 65           com            261018105 1247      25000          put    sole                    25000
AG Edwards Apr 40           com            281760108 2493      50000          put    sole                    50000
AG Edwards Aug 40           com            281760108 1247      25000          put    sole                    25000
AG Edwards Aug 45           com            281760108 1247      25000          put    sole                    25000
Fidelity Bankshares Inc     com            31604Q107 6647     197665                 sole                   197665
Fieldstone                  com            31659u300 1770     150000                 sole                   150000
Fifth Third May 40          com            316773100  984      25000          put    sole                    25000
First Commonwealth Pa       com            319829107 1429      97500                 sole                    97500
First Community Bancorp     com            31983B101 5766     100000                 sole                   100000
First Horizon May 40        com            320517105 2083      50000          put    sole                    50000
First Republic Bank         com            336158100 1135      30000                 sole                    30000
Flag Financial              com            33832h107 2746     154700                 sole                   154700
Franklin Res Apr 90         com            354613101 4712      50000          put    sole                    50000
Global Pymt Apr 50          com            37940x102 2651      50000          put    sole                    50000
Goldman Apr 150             com            381416104 3916      25000          put    sole                    25000
Greater Bay Apr 25          com            391648102  565      20500          put    sole                    20500
Greater Bay May 25          com            391648102 1379      50000          put    sole                    50000
Hingham Institution for
  Saving                    com            433323102   819     21000                 sole                    21000
Hudson City Bancorp         com            443683107 17277   1300002                 sole                  1300002
Indymac Mortgage            com            456607100  1023     25000          put    sole                    25000
Interchange Financial       com            458447109  2759    145200                 sole                   145200
Investors Bancorp           com            46146p102  7940    569550                 sole                   569550
JP Morgan Chase             com            46625h100  1353     32500                 sole                    32500
Janus Apr 20                com            47102x105  2317    100000          put    sole                   100000


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Janus Apr 22.5              com            47102x105  1159     50000          put    sole                    50000
Janus May 22.5              com            47102x105  1159     50000          put    sole                    50000
Keycorp Apr 35              com            493267108  3680    100000          put    sole                   100000
Keycorp Apr 37.5            com            493267108   920     25000          put    sole                    25000
Keycorp Jun 35              com            493267108  1840     50000          put    sole                    50000
LSB Corporation             com            50215p100   641     35700                 sole                    35700
MGIC Investment             com            552848103   999     15000                 sole                    15000
Marshall & Isley            com            571834100   872     20000                 sole                    20000
Mercantile Bancshares       com            587405101  1730     45000                 sole                    45000
Merrill Lynch Apr 75        com            590188108  3925     50000          put    sole                    50000
Millenium Bankshares        com            60037b106  1834    200000                 sole                   200000
Morgan Stanley              com            617446448  5811     92500                 sole                    92500
Mortgage Holdings           com            61915q108   975     90000                 sole                    90000
New England Bancshares      com            643863202  1296    120900                 sole                   120900
National City Apr 35        com            635405103  1727     50000          put    sole                    50000
National City Apr 32.5      com            635405103   863     25000          put    sole                    25000
NY Community Apr 17.5       com            649445103  1726    100000          put    sole                   100000
NY Community Jul 17.5       com            649445103   863     50000          put    sole                    50000
NorthFork Bancorp           com            659424105  3604    125000                 sole                   125000
Northern Tr Apr 50          com            665859104  2625     50000          put    sole                    50000
Northern Tr Jul 50          com            665859104  1313     25000          put    sole                    25000
PMI Gr Apr 40               com            69344m101  2296     50000          put    sole                    50000
Pacific Mercantile Bank     com            694552100   994     50000                 sole                    50000
Peoples Bank Bridgeport     com            710198102 12609    385000                 sole                   385000
Principal Fin Apr 45        com            74251v102  4880    100000          put    sole                   100000
Principal Fin Jul 45        com            74251v102  2440     50000          put    sole                    50000
Provident Fin Apr 17.5      com            74386t105   362     20000          put    sole                    20000
Provident Fin Jul 17.5      com            74386t105   362     20000          put    sole                    20000
Prudential Bancorp          com            744319104   554     41000                 sole                    41000
Pulaski Financial           com            745548107  2835    171800                 sole                   171800
Raymon James May 26.62      com            754730109  1478     50000          put    sole                    50000
Redwood trust Inc           com            758075402   866     20000                 sole                    20000
Regions Fin Apr 35          com             759ep100  1742     50000          put    sole                    50000
Republic Companies          com            760349100  1529     88075                 sole                    88075
Rome Bancorp                com            77587p103  2370    200000                 sole                   200000
SCBT Financial              com            78401v102  1403     40000                 sole                    40000
SNBT Bancshares             com            78460m209  2534    138143                 sole                   138143
Schwab Apr 15               com            808513105  2577    150000          put    sole                   150000


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Seabright Insurance         com            811656107   923     53000                 sole                    53000
Sound Federal               com            83607v104  1004     48757                 sole                    48757
South Financial Group       com            837841105   654     25000                 sole                    25000
Sovereign Bancorp           com            845905108 15008    685000                 sole                   685000
Sovereign Bank Jan 20       com            845905108  1096     50000          call   sole                    50000
State National Bancshares   com            857124101  5178    190000                 sole                   190000
Sterling Bancshares         com            858907108  2256    125000                 sole                   125000
Sterling Bancorp            com            859158107  9019    437800                 sole                   437800
Summit Bancorp Ga           com            866013105  2045    135000                 sole                   135000
Sun American Bank           com            86664A103  1350    250000                 sole                   250000
Sun Trust Apr 70            com            867914103  1819     25000          put    sole                    25000
Synergy Bank                com            87162v102  5582    384467                 sole                   384467
Synovus                     com            87161c105  2709    100000                 sole                   100000
Technology Investment       com            878717305  2460    169200                 sole                   169200
USB Holding                 com            902910108  7857    342500                 sole                   342500
US Bancorp                  com            902973304  1068     35000                 sole                    35000
United Community Banks      com            90984p105  3242    115180                 sole                   115180
Wachovia Apr 55             com            920003102  4204     75000          put    sole                    75000
Wachovia Apr 52.5           com            920003102  2803     50000          put    sole                    50000
Washington Mut Apr 42.5     com            939322103  2107     50000          put    sole                    50000
Wells Fargo Apr 60          com            949746101  6338    100000          put    sole                   100000
WestBank Corp               com            957116106  1209     71395                 sole                    71395
Willow Grove Bancorp        com            97111w101  5497    310400                 sole                   310400
Yardville National          com            985021104  1104     30000                 sole                    30000
Zions Apr 80                com            989701107  4137     50000          put    sole                    50000

Total                                              372,569